SEGMENT INFORMATION - Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 5,163,299	$ 4,638,213	$ 3,775,247
Macau [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	4,429,209	3,920,293	3,117,362
The Philippines [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	411,104	472,337	495,097
Cyprus [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	300,170	234,577	159,359
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 22,816	$ 11,006	$ 3,429